Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
HK$ [Member]
Schedule of Exchange Rates [Line Items]
Year-end exchange rates	7.8	7.8	7.8
Year average exchange rates	7.8	7.8	7.8
S$ [Member]
Schedule of Exchange Rates [Line Items]
Year-end exchange rates	1.2725	1.3559	1.3561
Year average exchange rates	1.3254	1.3482	1.3641